[IMAGE]
                              TECHNICAL CHART FUND





                                   PROSPECTUS




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                                  July 15, 2003







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                               SUBSCRIPTION PERIOD


The distributor for The Technical Chart Fund is soliciting orders to purchase shares of the Fund during an initial offering period until August 29, 2003 (the "Subscription Period"). The Fund reserves the right to end the Subscription Period before August 29, 2003 if it obtains subscriptions for the purchase of initial shares of beneficial interest of the Fund in the approximate amount of $5 million, or such other amount as deemed by the Fund's Board of Trustees as sufficient to permit operation of the Fund ("Seed Capital Amount").

Orders received during the Subscription Period will not be processed before commencement of operations, currently scheduled for August 29, 2003, or sooner if the Fund obtains subscriptions for the Seed Capital Amount ("Commencement Date"). On the Commencement Date, regardless of how long the Subscription Period lasts, your order will be processed for the amount received and priced at the Fund's initial net asset value of $10.00 per share. If the Fund does not obtain subscriptions for the Seed Capital Amount by August 29, 2003, orders for subscription will be cancelled and funds will be returned to you, and the Fund will consider other investment options.


Orders to purchase shares of the Fund that are accompanied by payment and that are received before the Commencement Date, will be deemed orders to purchase shares of the Fund as of the Commencement Date. Such orders will be processed and priced at the initial offering price of $10.00 per share on the Commencement Date. Prior to the Commencement Date, orders will not be processed by the Fund's transfer agent and may be returned (and the subscription order cancelled) if requested by way of a cancellation order received prior to the Commencement Date.


In order to obtain the initial offering price of $10.00 per share, an order, accompanied by payment, must be received no later than 4:00 P.M. Eastern Time, on August 29, 2003. Please send a check along with your completed subscription offer application to the following address:


Regular Mail                              Overnight Delivery
The Technical Chart Fund                  The Technical Chart Fund
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI  53202

Alternatively, to place an order by wire, please call (888) 470-2818 to obtain instructions about making an order to purchase shares of the Fund.

There can be no guarantee that the Fund's net asset value after the close of the Subscription Period will be more than $10.00 per share. Shares of the Fund will not be available to the public prior to the Fund's Commencement Date except through these subscription offers. Beginning on the Commencement Date, shares of the Fund will be available as described in this Prospectus.




                            The Technical Chart Fund

                  A series of Professionally Managed Portfolios


The Technical Chart Fund (the "Fund") is a mutual fund that seeks long-term growth of capital by having both long and short positions in equity securities.

Kauser Management, LLC is the investment advisor to the Fund.



                                Table of Contents



AN OVERVIEW OF THE FUND                                                      3

PERFORMANCE                                                                  4
FEES AND EXPENSES                                                            4
INVESTMENT OBJECTIVE                                                         4
PRINCIPAL INVESTMENT STRATEGIES                                              4
PRINCIPAL RISKS OF INVESTING IN THE FUND                                     6
MANAGEMENT OF THE FUND                                                       8
YOUR ACCOUNT  8
DIVIDENDS AND DISTRIBUTIONS                                                 14
TAX CONSEQUENCES                                                            14
FINANCIAL HIGHLIGHTS                                                        14
PRIVACY NOTICE                                                              15
FOR MORE INFORMATION                                                        17




This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.







                  The date of this Prospectus is July 15, 2003







--------------------------------------------------------------------------------
AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

What is the Fund's Investment The Fund seeks long-term growth of capital. Objective?

What are the        The Fund primarily  holds long and short positions in equity
Fund's Principal    securities of domestic companies with a wide range of market
Investment          capitalization,   other  types  of  equity  securities,  and
Strategies?         securities  that  are  convertible  into  common  stock.  In selecting investments for the Fund's portfolio, the Fund's investment advisor uses "Technical Chart Analysis," which focuses on the historical patterns of individual securities as well as the market as a whole, then allocates the Fund's assets into long and short positions in these securities based on these patterns. The Fund will attempt to achieve long-term capital appreciation in both bull or bear markets by sacrificing some degree of opportunity in bull markets while significantly controlling volatility and risk of loss in bear markets. The Fund is non-diversified.


What are the        There  is the  risk  that  you  could  lose  money  on  your
Principal Risks of  investment in the Fund. The following risks could affect the
Investing in        value of your investment:
the Fund?           o    The  stock  market  goes up when  the  Fund has a large
                         percentage of short positions, securities sold short by the Fund may appreciate in value, or the Fund may be required to close out its short positions earlier than it had intended, causing losses
                    o    The  stock  market  goes down when the Fund has a large
                         percentage of long positions, or securities in the Fund's portfolio may not increase their earnings at the rate anticipated
                    o    The Fund's shares may  fluctuate  more than shares of a
                         diversified mutual fund that invests in a broader range of issuers
                    o    To the extent that the Fund invests in small and medium
                         sized companies, a portion of the Fund's assets may be exposed to greater risk

Who may want to     The Fund may be appropriate for investors who:
Invest in the Fund?
                    o    Are pursuing a long-term goal such as retirement
                    o    Want to add an equity  investment  to  diversify  their
                         investment portfolio
                    o    Are willing to accept higher short-term risk along with
                         the higher potential for long-term growth of capital

                    The Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o    Are pursuing a short-term goal

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PERFORMANCE
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

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FEES AND EXPENSES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------- -----------
Shareholder Fees
(fees paid directly from your investment)
--------------------------------------------------- -----------
Maximum Sales Load Imposed on Purchases(1)             None
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Maximum Sales Load Imposed on Reinvested               None
Dividends
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Redemption Fee(2)                                      2.00%
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Deferred Sales Load                                    None
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---------------------------------------------------
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
---------------------------------------------------
Management Fees                                       1.50%
---------------------------------------------------
Distribution (12b-1) Fees                             0.25%
---------------------------------------------------

Other Expenses                                        2.24%
                                                      -----
---------------------------------------------------
    Dividends on Short Sales                          0.15%
---------------------------------------------------
    Remainder of Other Expenses3                      2.09%
---------------------------------------------------
Total Annual Fund Operating Expenses                  3.99%
                                                      -----
---------------------------------------------------
    Less:  Expense waiver/reimbursement(4,5)         -1.99%
---------------------------------------------------
Net Expenses                                          2.00%
                                                      =====
--------------------------------------------------- -----------


(1)  The Fund's authorized intermediary charges a $15 fee for wire redemptions.

(2) The Redemption Fee applies only to those shares that have been held for less than 30 days. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(3) Other expenses include custodian, transfer agency and other customary operating expenses. As the Fund is in its first year of operations, other expenses are based on estimates for the Fund's initial fiscal period.

(4) The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 2.00% of average net assets of the Fund. This contract's term is indefinite and may be terminated only by the Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waives and/or Fund expenses it pays over the following three years after such waiver or payment. Further, the Advisor anticipates that as the assets of the Fund increase there will be a decrease in operating expenses (although not necessarily in the 2.00% expense cap.) See "Principal Risks of Investing in the Fund."

(5) The Board of Trustees has determined that the Advisor currently has the financial ability to enter into the expense limitation agreement to maintain the net expense ratio of 2.00% for an indefinite period of time.


Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund's operating expenses remain the same.

Please note that the one-year figure below is based on the Fund's net expenses resulting from the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------- ------------
   1 Year        3 Years
-------------- ------------
    $203          $627
-------------- ------------

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the Fund is long-term growth of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund is a "market neutral" fund. This means that the Fund will buy both stocks the Advisor believes will appreciate in value (to hold "long" positions), and will make short sales in stocks the Advisor believes will depreciate in value (to hold "short" positions). A short sale involves selling securities that the Fund has borrowed in hopes that the price will fall so that the Fund may buy back the securities for less than they were sold and keep the difference in price as a profit.

The Fund's market neutral strategy attempts to cancel out the effects of general stock market movements on the Fund's performance. By holding both long and short positions, the Fund attempts to control the volatility and risk of traditional mutual funds that make money only when their portfolio securities or the market as a whole go up. In order to achieve good overall performance over time, the Fund is content to forgo some measure of investment opportunity in up markets while protecting capital and taking advantage of investment opportunity in down markets.


The Fund will primarily hold both long and short positions in equity securities, including common stocks, securities convertible into common stocks, shares of exchange-traded funds ("ETFs") and other equity securities that, in the Advisor's opinion, meet the Advisor's criteria for investment. Although the Fund may invest in various equity securities, it is anticipated that the Fund will generally invest in domestic common stocks. An investment in an ETF, which is an exchange-traded investment company, is subject to the risks associated with the ETF and its underlying securities and will bear its shares of the ETF's fees and expenses.


The Advisor will allocate the Fund's portfolio between long and short equity positions in its discretion. The Fund's portfolio will always consists of both long and short positions because the Advisor believes that in all markets, up or down, there will exist some securities that are trending upward and some trending downward. At all times, however, the Fund will have no more than 50% of its assets in short positions, and then only if the Fund holds long positions in an equal amount. In this way, if the market is trending downward, the Advisor can adjust the Fund's portfolio by increasing its short positions, and vice versa.

The Fund anticipates that it may, at times, not be fully invested in either long or short positions in equity securities or securities convertible into equity securities. In fact, the Fund may seek substantial cash positions during periods when the market is trending downward for prolonged periods and the Advisor believes that the Fund is not meeting its investment objective to the extent desired, or for other reasons. Please see "Temporary or Cash Investments" below.

Technical Chart Analysis
How does the Advisor determine which securities to buy long and which to buy short? The name of the Fund is derived from the Advisor's use of "Technical Chart Analysis" when making portfolio investments on behalf of the Fund. Unlike fundamental analysis, which is concerned with the financial position of a particular company, Technical Chart Analysis is concerned with a security's price trends over a specified period. This involves studying the variation in the supply and demand for securities in the market as a whole based on trading volume and price studies, among other things.

Based on these and other factors, the Advisor uses a combination of proprietary and established investment analyses to identify and project short-term price trends in the overall stock market as well as in individual securities. The Advisor then uses these historical patterns to accurately chart a security's trend and buys or sells these stocks short based on whether the stock performs or does not perform as expected.

Portfolio Turnover
The Fund's annual portfolio turnover rate indicates changes in its portfolio investments. The Advisor will sell a security when appropriate and consistent with the Fund's investment objectives and policies regardless of the effect on the Fund's portfolio turnover rate.

Please note that buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.

The Fund cannot accurately predict its future annual portfolio turnover rate, but it expects it to be approximately 250%. It may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets or individual issues warrant such action, and may be higher. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. Once available the Fund's annual portfolio turnover rates will be noted in the Financial Highlights section of this Prospectus.

Foreign Securities
Although not a principal investment strategy, the Fund may also invest up to 15% of its assets in depositary receipts that are traded on domestic exchanges and that evidence ownership of foreign equity securities.

Temporary or Cash Investments
The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and/or money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.

For longer periods of time, the Fund may hold a substantial cash position. In fact, as noted above, the Fund will seek substantial cash positions when the Advisor's allocation among long and short positions does not further the investment objective of the Fund during certain periods of time. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested.

To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses. Also, the yield paid by a money market fund in which the Fund invests will vary with short-term interest rates. During periods of rising interest rates, such money market fund's yield will tend to be lower than prevailing interest rates.

--------------------------------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

The principal risks that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk
Management risk means that your investment in the Fund varies with the effectiveness of the Advisor's investment strategies and portfolio investments. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost. Because the Advisor allocates the Fund's assets into certain combinations of long and short positions, the principal risk of the Fund involves the risk that the Advisor's judgement about those allocations may not anticipate actual market or issuer movements.

Market Risk
The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, in ways that hurt the performance of the Fund. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time, and will affect the Fund's performance depending on the Fund's long or short position in such securities.

Short Selling Risk

When the Fund sells a security short, it is selling something it does not own. To complete the transaction, the Fund must borrow the security from a broker or other institution. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. The Fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may experience a loss. Please note that although the Fund's gain is limited to the amount at which it sold a security short, the Fund's potential loss on a short sale is unlimited since there is no limit on the price a borrowed security could attain.

A lender may also request borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.


Non-Diversification Risk
The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an issuer under the Investment Company Act of 1940. This means that the Fund's shares may be volatile and fluctuate more than shares of a mutual fund that invests in a broader range of issuers because the Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.

Small and Medium Company Risk
The Fund will, to a limited extent, invest in securities of companies with small or medium size capitalizations. Investing in these securities may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their prices may be more volatile.

Foreign Securities Risk
The Fund may invest to a limited extent in foreign securities through American Depositary Receipts, or ADRs. Investments in these types of securities involved certain inherent risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. There is also the risk of unpredictable government confiscation of company assets and/or other controls. Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards. The Fund's investments in companies located in particular foreign countries could also be adversely affected by changes in the value of that country's currency.


New Fund Risk
The Board of Trustees has determined that the Advisor currently has the ability to undertake the financial risks associated with starting the Fund and maintaining the current expense cap assuming a certain minimum asset level, which is a precondition to the Fund's commencement of operation, is achieved. Even at the minimum starting asset level, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board or the Advisor may determine to liquidate the Fund. A liquidation can be initiated by the Board without shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. In the event that the Advisor is unable to maintain the expense cap, the Board will act promptly to liquidate or find a new sponsor for the Fund; however, for a period of several months, the Fund's expenses might exceed the expense cap which would reduce the Fund's total return and net asset value and, in the event of a liquidation, may reduce the amount received by a shareholder.


--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

Investment Advisor
Kauser Management, LLC, the Advisor, is the investment advisor to the Fund. The Advisor's address is 1919 14th Street, Boulder, Colorado, 80302. As of the date of this Prospectus, the only discretionary assets under management of the Advisor are the assets of the Fund.

The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space, certain administrative services, the personnel needed by the Fund. For its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.50% of the average daily net assets of the Fund.

Portfolio Manager
Mr. Matthew Rich is responsible for the day-to-day management of the Fund's portfolio. Mr. Rich is the Sole and Managing Member of the Advisor since its inception in 2003. Prior to establishing the Advisor, from 2002 through 2003, Mr. Rich was a Vice President with Merrill Lynch in their Private Wealth Management division. Before that, Mr. Rich was a Managing Director and Portfolio Manager with Kauser Capital, LLC, a hedge fund, from 1997 through 2001.

Fund Expenses
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed, however, to reduce its fees and/or pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding interest and tax expenses) will not exceed 2.00% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

Distribution Plan

The Fund has adopted a Rule 12b-1 Distribution Plan under the Investment Company Act of 1940. Under the Distribution Plan, the Fund's distributor and certain financial intermediaries (such as broker-dealers) are paid an annual fee of 0.25% of the average daily net asset value of the Fund. The fee is used to finance activities that promote the sale of the Fund. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel. The Distribution Plan has the effect of increasing the expenses of the Fund from what they would otherwise be.


Because these distribution fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

Share Price
Shares of the Fund are sold at net asset value per share (NAV), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. However, the Fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The NYSE is closed on weekends and most national holidays.

Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by procedures adopted by the Fund's Board of Trustees.

Buying Fund Shares
To purchase shares of the Fund, you must invest at least the minimum amount.

      Minimum Investments               To Open        To Add to
                                      Your Account    Your Account

Regular Accounts                         $5,000           $100

Retirement and Tax-Deferred Accounts     $1,000           $100



Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The Fund requires an initial investment of $5,000 for regular accounts, and $1,000 for retirement and other tax-deferred accounts. You may also make automatic subsequent monthly investments with through the Automatic Investment Plan (please see below), but only after you have made at least a minimum initial investment in the Fund. Minimum investment amounts may be made in any amount in excess of this amount and may be waived from time to time by the Fund.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your completed purchase order if in the Advisor's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.


Timing and Nature of Requests
Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. Good order means that your purchase request includes: (1) the name of the Fund, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to the "The Technical Chart Fund." All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.


Methods of Buying

Through a           You  can   purchase   shares   of  the  Fund   through   any
broker-dealer or broker-dealer or other financial organization (sales agent) other financial that has been authorized by the Fund. These sales agents are
organization        further  authorized  to designate  other  intermediaries  to receive purchase and redemption orders on the Fund's behalf.
                    A purchase order is deemed received by the Fund when an authorized sales agent, or, if applicable, a sales agent's authorized designee, receives the request in good order.
                    Please keep in mind that a sales agent may charge additional fees for its services.


By mail To buy shares of the Fund, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.


                    Regular Mail                        Overnight Delivery
                    The Technical Chart Fund            The Technical Chart Fund
                    c/o U.S. Bancorp Fund Services, LLC c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                        615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701            Milwaukee, WI  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By telephone        To make additional investments by telephone,  you must check the appropriate box on your account application form and complete the special options form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-888-470-2818 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.


By  wire            If you  with  to  open  an  account  or to  make  additional
                    investments  by  wire,  call   1-888-470-2818  to  obtain  a
                    shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                    U.S. Bank, National Association
                    425 Walnut Street
                    Cincinnati, OH 45202
                    ABA #: 042000013
                    Credit: U.S. Bancorp Fund Services, LLC
                    Account #: 112-952-137 Further
                    Credit: The Technical Chart Fund
                           (your name or the title on the account)
                           (your account #)

Through a           The Fund offers an  Individual  Retirement  Account  ("IRA")
Retirement Plan     plan.  You  may  obtain  information  about  opening  an IRA account by calling toll free (877) 560-6823. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

Through an          Once you open your account,  you may purchase  shares of the
Automatic           Fund through an Automatic  Investment Plan ("AIP").  You can
Investment Plan     have money  automatically  transferred from your checking or savings account on schedule determined by you, as frequently as on a weekly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member.
                    The Fund may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.




Selling (Redeeming) Fund Shares

Through a           If you  purchased  your shares  through a sales agent (e.g., broker-dealer or broker-dealer or other financial organization), your other financial redemption order must be placed through the same sales
organization        agent.  The sales  agent is  responsible  for  sending  your redemption order to the Fund on a timely basis. Please keep in mind that your sales agent may charge additional fees for its services.

By mail You can redeem shares purchased directly from the Fund by mail. Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).


                    Regular Mail                        Overnight Delivery
                    The Technical Chart Fund            The Technical Chart Fund
                    c/o U.S. Bancorp Fund Services, LLC c/o U.S. Bancorp Fund Services, LLC
                    P.O. Box 701                        615 E. Michigan Street, Third Floor
                    Milwaukee, WI 53201-0701            Milwaukee, WI  53202

                    The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.


By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $500, by instructing the Fund by phone at 1-888-470-2818. Unless noted on the initial application, a signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.


                    Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

                    |X|  that you correctly state the Fund account number
                    |X|  the name in which your account is registered
                    |X| the social security or tax identification number under which the account is registered
                    |X| the address of the account holder, as stated in the account application form


By Wire To redeem shares by wire, call the Fund at 1-888-470-2818 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.



Payment of Redemption Proceeds

You may redeem the Fund's shares at a price equal to the NAV next determined after the Funds' transfer agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases, proceeds will be processed within seven calendar days and wired or mailed to you after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check had cleared (usually within 12 days). Furthermore, there are certain times when you may be unable to sell the Fund shares or receive proceeds.

Specifically, we may suspend the right to redeem shares or postpone the date of payment upon redemption for more than three business days (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of the Fund's shareholders.

Short-Term Trading
The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by the Fund's shareholders. For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 30 days. This fee is paid to the Fund to help offset transaction costs and administrative expenses. If you purchases shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to Fund shares acquired through the investment of dividends. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders.

Redemption-in-Kind
The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund's NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's NAV in securities instead of cash. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

o    Vary or waive any minimum investment requirement.
o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.
o Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).
o Redeem all shares in your account if your balance falls below the Fund's minimum initial investment requirement. If, within 30 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.
o Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.
o Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Methods of Buying."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details. Shares of the Fund have not been registered for sale outside of the United States.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically after the Fund's year-end. In December, the Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

--------------------------------------------------------------------------------
TAX CONSEQUENCES
--------------------------------------------------------------------------------

The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Fund has recently commenced operations. Therefore, there are no financial highlights available at this time.


                                 PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and/or
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.



                               Investment Advisor
                             Kauser Management, LLC
                          1919 14th Street, Suite 330-P
                             Boulder, Colorado 80302


                              Independent Auditors
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                      Philadelphia, Pennsylvania 19103-3638


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                      San Francisco, California 94105-3441


                                    Custodian
                         U.S. Bank, National Association
                                425 Walnut Street
                             Cincinnati, Ohio 45202


                         Transfer Agent, Fund Accountant
                             and Fund Administrator
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                                   Distributor
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202



                            THE TECHNICAL CHART FUND
                  a series of Professionally Managed Portfolios

                          www.thetechnicalchartfund.com



--------------------------------------------------------------------------------
FOR MORE INFORMATION
--------------------------------------------------------------------------------

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)

The SAI of the Fund provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically within this prospectus.

Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. Once available, the annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the Fund's last fiscal year.


You can obtain a free copy of these documents, request other information, or make general inquires about the Fund by calling the Fund (toll-free) at 1-888-470-2818 or by writing to:



                            THE TECHNICAL CHART FUND
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                          www.thetechnicalchartfund.com


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington,
D. C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


(Professionally Managed Portfolios' Investment Company Act file number is 811-05037)






                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 15, 2003




                            THE TECHNICAL CHART FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          1919 14th Street, Suite 330-P
                             Boulder, Colorado 80302

                                 (888) 470-2818


This Statement of Additional Information ("SAI") is not a Prospectus and it should be read in conjunction with the Prospectus dated July 15, 2003, as may be revised, of The Technical Chart Fund (the "Fund"), a series of the Professionally Managed Portfolios (the "Trust"). Kauser Management, LLC (the "Advisor"), is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the above number.



                                TABLE OF CONTENTS

THE TRUST......................................................................3
INVESTMENT OBJECTIVE AND POLICIES..............................................3
DISTRIBUTIONS AND TAX INFORMATION.............................................12
MANAGEMENT OF THE FUND........................................................14
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................20
PORTFOLIO TURNOVER............................................................22
ANTI-MONEY LAUNDERING PROGRAM.................................................22
DETERMINATION OF NET ASSET VALUE..............................................22
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................23
PERFORMANCE INFORMATION.......................................................26
GENERAL INFORMATION...........................................................27
FINANCIAL STATEMENTS..........................................................28
APPENDIX......................................................................29





                               SUBSCRIPTION PERIOD


The distributor for the Fund is soliciting orders to purchase shares of the Fund during an initial offering period until August 29, 2003 (the "Subscription Period"). The Fund reserves the right to end the Subscription Period before August 29 , 2003 if it obtains subscriptions for the purchase of initial shares of beneficial interest of the Fund in the approximate amount of $5 million, or such other amount as deemed by the Fund's Board of Trustees as sufficient to permit operation of the Fund ("Seed Capital Amount").

Orders received during the Subscription Period will not be processed before commencement of operations, currently scheduled for August 29, 2003, or sooner if the Fund obtains subscriptions for the Seed Capital Amount ("Commencement Date"). On the Commencement Date, regardless of how long the Subscription Period lasts, your order will be processed for the amount received and priced at the Fund's initial net asset value of $10.00 per share. If the Fund does not obtain subscriptions for the Seed Capital Amount by August 29, 2003, orders for subscription will be cancelled and funds will be returned to you, and the Fund will consider other investment options. Please see the Prospectus for more details in order to purchase shares of the Fund at the initial offering price as described above.




                                    THE TRUST

The  Trust  is  an  open-end  management   investment  company  organized  as  a
Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is seeking long-term growth of capital. The Fund attempts to achieve its objective by investing primarily holding long and short position in common stocks of U.S. companies, as well as other equity securities. The Fund is non-diversified, which under applicable federal law means that there is no restriction on how much the Fund may invest in the securities of one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities) of more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Fund may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Equity Securities

The Fund will invest in equity securities consistent with the Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see "Preferred Stock" below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Convertible Securities and Warrants" below.

To the extent a Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Convertible Securities and Warrants

The Fund may invest in convertible securities and warrants. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Preferred Stock

The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Short Sales

The Fund's principle strategy entails making short sales on securities in its portfolio representing up to 50% of the Fund's net assets. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Short sales may, however, protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

The Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short. The dollar amount of short sales may not exceed 50% of the net assets of the Fund at any time.

Foreign Securities

The Fund may invest up to 15% in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Deposits ("ADRs"). The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a U.S. national securities exchange. The Advisor usually buys securities of leading foreign companies that have well recognized franchises and are selling at a discount to the securities of similar domestic businesses, but is not obligated to do so.

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"", securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements

The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security that is subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date. The Fund may not purchase securities on a when-issued basis to an extent greater than 5% of its net assets, measured at the time of the transaction.

Securities Lending

Although the Fund's objective is growth of capital, the Fund reserves the right to lend its portfolio securities in order to generate income from time to time. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked-to-market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may not lend its portfolio securities to an extent greater than 5% of its net assets, measured at the time of the transaction.

Borrowings

The Fund may borrow funds to meet redemptions or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Investment Company Securities

The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

The Fund may also invest in Exchange-Traded Funds ("ETFs"). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund's investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indexes as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
     (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.


5. Borrow money in an amount exceeding 33 1/3% of the value of the Fund's total assets, provided that the Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act. Under current applicable law, if the Fund borrowed money from other funds in the Trust, it would first need to obtain an exemptive order from the SEC.


6. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or sector. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.


The Fund will also not invest more than 15% of its net assets in securities that are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities that are determined by the Board of Trustees to be liquid). Please note that this policy is not deemed fundamental and may be changed without shareholder vote.


Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. It is anticipated that in such event, the Fund would undertake to begin an orderly liquidation of its securities in order to bring its illiquid holdings down in value to represent not more than 15% of the Fund's net assets.



                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") during the August 31, 2002 fiscal year, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

The Fund may purchase or sell certain options. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may also affect the taxation of the Fund's transactions in options. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                             MANAGEMENT OF THE FUND

The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


------------------------------------------------------------------------------------------------------------------
                          Position  Term of Office and                                               Other
       Name, Address        with      Length of Time    Principal Occupation During Past Five  Directorships Held
          and Age        the Trust        Served                        Years
------------------------------------------------------------------------------------------------------------------
                                      Independent Trustees of the Trust
------------------------------------------------------------------------------------------------------------------

Dorothy A. Berry*       Chairman    Indefinite Term     President, Talon Industries, Inc.              None.
  (born 1943)           and         since May 1991.     (administrative, management and
2020 E. Financial Way   Trustee                         business consulting); formerly Chief
Suite 100                                               Operating Officer, Integrated Asset
Glendora, CA 91741                                      Management (investment advisor and
                                                        manager) and formerly President,
                                                        Value Line, Inc. (investment advisory
                                                        and financial publishing firm).

------------------------------------------------------------------------------------------------------------------
Wallace L. Cook*        Trustee     Indefinite Term     Retired.  Formerly Senior Vice                 None.
  (born 1939)                       since May 1991.     President, Rockefeller Trust Co.;
2020 E. Financial Way                                   Financial Counselor, Rockefeller
Suite 100                                               & Co.
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------
Carl A. Froebel*        Trustee     Indefinite Term     Private Investor.  Formerly Managing           None.
  (born 1938)                       since May 1991.     Director, Premier Solutions, Ltd.
2020 E. Financial Way                                   Formerly President and Founder,
Suite 100                                               National Investor Data Services, Inc.
Glendora, CA 91741                                      (investment related computer software).
------------------------------------------------------------------------------------------------------------------
Rowley W.P. Redington*  Trustee     Indefinite Term     President; Intertech Computer Service          None.
  (born 1944)                       since May 1991.     Corp. (computer services and
2020 E. Financial Way                                   consulting); formerly Vice President,
Suite 100                                               PRS of New Jersey, Inc. (management
Glendora, CA 91741                                      consulting), and Chief Executive
                                                        Officer, Rowley Associates
                                                        (consultants).
------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun*        Trustee     Indefinite Term     Founder and Chief Executive Officer,       Trustee,
  (born 1952)                       since May 2002.     InvestorReach, Inc. (financial             E*TRADE Funds.
2020 E. Financial Way                                   services marketing and distribution
Suite 100                                               consulting).
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------
                                       Interested Trustee of the Trust
------------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**    Trustee     Indefinite Term     Consultant, U.S. Bancorp Fund              Trustee,
  (born 1950)                       since May 1991.     Services, LLC since July 2001;             Managers Funds.
2020 E. Financial Way                                   formerly, Executive Vice President,
Suite 100                                               Investment Company Administration,
Glendora, CA 91741                                      LLC ("ICA") (mutual fund administrator
                                                        and the Fund's former administrator).
------------------------------------------------------------------------------------------------------------------
                                            Officers of the Trust
------------------------------------------------------------------------------------------------------------------
Robert M. Slotky        President   Indefinite Term     Vice President, U.S. Bancorp Fund           Not
(born 1947)                         since August 2002.  Services, LLC since July 2001;             Applicable.
2020 E. Financial Way                                   formerly, Senior Vice President, ICA
Suite 100                                               (May 1997-July 2001).
Glendora, CA 91741
------------------------------------------------------------------------------------------------------------------
Eric W. Falkeis         Treasurer   Indefinite Term     Vice President, U.S. Bancorp Fund           Not
  (born 1973)                       since August 2002.  Services, LLC since 1997; Chief             Applicable.
615 East Michigan St.                                   Financial Officer, Quasar
Milwaukee, WI 53202                                     Distributors, LLC since 2000.
------------------------------------------------------------------------------------------------------------------
Chad E. Fickett         Secretary   Indefinite Term     Compliance Administrator, U.S. Bancorp      Not
  (born 1973)                       since March 2002.   Fund Services, LLC since July 2000.         Applicable
615 East Michigan St.
Milwaukee, WI 53202
------------------------------------------------------------------------------------------------------------------
*Denotes those Trustees of the Trust who are not "interested  persons" of the of the Trust as defined in the 1940 Act.
**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act.
Mr.  Paggioli  is an  interested  person  of the  Trust by  virtue  of his prior relationship with U.S. Bancorp Fund Services, LLC, the Fund's administrator.

Compensation

Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. These amounts are allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

                            Aggregate       Pension or Retirement  Estimated Annual  Total Compensation
     Name of Person/    Compensation From Benefits Accrued as Part  Benefits Upon   from Trust 2 Paid to
      Position             the Trust 1        of Fund Expenses        Retirement          Trustees
----------------------- ----------------- ------------------------ ---------------- --------------------
Dorothy A. Berry,            $25,000                None                 None              $25,000
Trustee
----------------------- ----------------- ------------------------ ---------------- --------------------
Wallace L. Cook,             $20,000                None                 None              $20,000
Trustee
----------------------- ----------------- ------------------------ ---------------- --------------------
Carl A. Froebel,             $20,000                None                 None              $20,000
Trustee
----------------------- ----------------- ------------------------ ---------------- --------------------
Rowley W.P. Redington,       $20,000                None                 None              $20,000
Trustee
----------------------- ----------------- ------------------------ ---------------- --------------------
Ashley T. Rabun,             $20,000                None                 None              $20,000
Trustee
---------------------------------------------------------------------------------------------------------

1    These figures  represent  estimates for the current  fiscal year ending May
     31, 2004.
2    There are currently numerous portfolios comprising the Trust.



Board Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee.

The Audit Committee is comprised of all of the Disinterested Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. As the Fund is new, the Audit Committee has not met with respect to the Fund.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. As the Fund is new, the Valuation Committee has not met with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the date of this SAI, there were no principal shareholders nor control persons of the fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor. Accordingly, neither the Trustees who are "not interested" persons of the Fund nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

The Investment Advisor

Kauser Management, LLC, 1919 14th Street, Suite 330-P, Boulder, Colorado 80302, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments and determines from time to time what securities may be purchased by the Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

In approving the Advisory Agreement on behalf of the Fund at a meeting of the Board of Trustees in March 2003, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically, the Trustees noted the fees and expenses for the Fund were within the ranges of fees and expenses borne by the funds within the peer group, and that the Advisor had agreed to contractually limit the Fund's expenses to an amount well within the relevant peer group for total expenses.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

Service Providers


Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. USBFS provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administration Agreement, for its services, USBFS receives from the Fund either: 1) 0.15% on the Fund's first $100 million in Fund assets, 0.10% on the next $100 million in Fund assets, and 0.05% on Fund assets over $200 million; or 2) $30,000, whichever is greater. USBFS also serves as transfer agent and dividend disbursing agent under a separate agreement.

U.S. Bank, National Association is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund. USBFS, the Custodian, and the Fund's distributor are affiliated entities under the common control of U.S. Bancorp.


Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, are the independent accountants for the Fund. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 serves as legal counsel to the Fund.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The offering of the Fund's shares is continuous. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Distribution Plan


Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund will compensate the Distributor and certain financial intermediaries (broker-dealers) in an amount equal to 0.25% of the Fund's average daily net assets for distribution and  related  expenses.  Expenses  permitted  to be  paid  include  preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust. The Plan provides for the compensation to the Distributor regardless of the Fund's actual distribution expenses.


Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. The Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the NASD.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts, if any, managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. As of the date of this SAI, the only discretionary assets under management by the Advisor are the assets of the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


                               PORTFOLIO TURNOVER


Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.


                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.


The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.


All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

In addition to cash purchases, Fund shares may be purchased by tendering paying in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Advisor.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemption Fee

As discussed in the Prospectus, the Fund will assess a 2.00% fee on redemptions of shares that are held for less than thirty days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest. This is commonly referred to as "first-in, first-out." This will result in you paying the lowest redemption fee possible or no redemption fee at all.

Redemptions-in-Kind


The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.


Automatic Investment Plan

As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to any relevant indices, such as the Standard & Poor's 500, and the Composite Stock Index, and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.


                               GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually. The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Board of the Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.


                              FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.





                                    APPENDIX
                            Commercial Paper Ratings

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."